C1 Intangible assets	12 Months Ended
Dec. 31, 2025
Disclosure of detailed information about intangible assets [abstract]
C1 Intangible assets

Intangible assets

	$		$		$		$		$		$
	Capitalized								Customer relationships,
	development expenses				Goodwill				IPR, and other intangible assets 1)
	2025		2024		2025		2024		2025		2024
Cost

Opening balance		24,571		22,983		95,202		91,185		85,060		80,810

Additions		1,138		1,300		–		–		772		376

Balances regarding acquired/divested business 2)		–1,625		–		–1,569		–375		–2,473		–249

Disposals		–		–		–		–		–		–314

Reclassifications		–		20		–		–		–		–

Translation differences		–437		268		–8,101		4,392		–8,415		4,437

Closing balance		23,647		24,571		85,532		95,202		74,944		85,060

Accumulated amortizations

Opening balance		–16,233		–14,560		–		–		–54,688		–50,405

Amortizations		–1,790		–1,480		–		–		–1,821		–2,500

Balances regarding divested business 2)		1,625		–		–		–		2,282		184

Disposals		–		–		–		–		–		314

Translation differences		362		–193		–		–		4,791		–2,281

Closing balance		–16,036		–16,233		–		–		–49,436		–54,688

Accumulated impairment losses

Opening balance		–3,745		–3,745		–39,125		–38,241		–22,418		–7,738

Balances regarding divested business 2)		–		–		475		375		122		65

Impairment losses		–		–		–		–1,260		–77		–14,073

Translation differences		–		–		0		1		2,496		–672

Closing balance		–3,745		–3,745		–38,650		–39,125		–19,877		–22,418

Net carrying value		3,866		4,593		46,882		56,077		5,631		7,954

1)	Intellectual property rights.
2)	For more information on acquired/divested businesses, see note E2 ”Business combinations”.

The total goodwill for the Company is SEK 46.9 (56.1) billion and is allocated to the operating segments Networks, with SEK 26.2 (29.6) billion, Cloud Software and Services, with SEK 3.3 (3.7) billion and Enterprise, with SEK 17.5 (22.7) billion. Within segment Enterprise, Global Communications Platform (Vonage) carries SEK 9.1 (11.6) billion and Enterprise Wireless Solutions (Cradlepoint) SEK 8.3 (9.9) billion. Segment Other does not carry goodwill. More information is disclosed in note B1 ”Segment information.”
Impairment losses
In 2025 in CGU Enterprise Wireless Solutions an impairment charge of SEK –77 million was made to an intangible asset due to a change in strategy and it was reported on the line item Research and development expenses in the income statement of segment Enterprise
In 2024 impairment charges attributed to the acquisition of Vonage were made for intangibles and goodwill by SEK –14.7 billion in the group of cash generating units (CGU) Global Communications Platform. The impairment charge was reported in the income statement of segment Enterprise by SEK –1.2 billion on line item Research and development expenses, SEK –12.6 billion on line item Selling and administrative expenses and SEK –0.9 billion on Other operating expenses. The reason for the impairment included lower market growth outlook and reduction of activities in some countries. In addition, some minor impairment charges of SEK – 0.6 billion were made in segment Enterprise mainly related to goodwill.
In 2023 an impairment charge of goodwill attributed to the acquisition of Vonage by SEK –31.9 billion was made in the cash generating unit, CGU, Global Communications Platform and reported on the line item Other operating expenses in the income statement of segment Enterprise.
Goodwill allocation
During 2025 the CGU iconectiv was divested and the related goodwill of SEK 1.1 billion was derecognized in segment Enterprise. In 2024 there were no changes in goodwill allocation.
Impairment tests
Each of segment Networks and segment Cloud Software and Services is a CGU. There are several CGUs within segment Enterprise. The value in use method (VIU) has been applied for goodwill impairment testing. For VIU it means that the recoverable amounts for CGUs are established as the present value of expected future cash flows based on business plans approved by management. The assumptions are also based on the Company’s market share ambition and upon information gathered in the Company’s long-term strategy process, including assessments of new technology, the Company’s competitive position and new types of business and customers.
Estimation of future cash flows includes assumptions mainly for the following key financial parameters:
–	Sales growth.
–	Development of EBIT (based on EBIT margin or cost of goods sold and operating expenses relative to sales).
–	Related development of working capital and capital expenditure requirements.
The assumptions regarding industry-specific market drivers and market growth are based on industry sources as input to the projections made within the Company for the development 2026–2030 for key telecom industry parameters:
–
By 2030, approximately 40 years after the introduction of digital mobile technology, it is predicted that there will be 9.4 billion mobile subscriptions (excl. Cellular IoT) compared to 8.8 billion in 2025. Out of all mobile subscriptions, 8.3 billion will be associated with a smartphone.

–	The number of 5G subscriptions is forecasted to reach 6.1 billion (excluding Cellular IoT) by the end of 2030 compared to 2.9 billion in 2025.
–
By 2030, approximately 55 billion connected devices are forecasted compared to 33 billion in 2025, of the 55 billion around 43 billion will be related to Internet of Things, IoT. Connected IoT devices includes connected cars, machines, meters, sensors, point-of-sale
terminals, consumer electronics and wearables.

–	Cellular IoT is predicted to grow from 4.5 billion devices in end of 2025 to 7.2 billion devices in end of 2030.
–
Mobile data traffic volume is estimated to increase almost two times up to 2030. The mobile traffic is driven by smartphone users and video traffic, with mobile video traffic forecasted to grow by around 16% annually through 2030 to account for more than 80% of all mobile data traffic.

–	Fixed Wireless Access traffic is another contributor to mobile traffic, growing with around 23% annually in the period to account for almost 35% of all mobile data traffic in 2030.
Sales growth in the Enterprise segment is driven by the adoption of 5G and the convergence of 5G and Cloud communications in the enterprise market. The Enterprise Wireless WAN market and the global CPaaS market growth is assumed to be ~10% CAGR until 2028. The CGUs in Global Communications Platform and Enterprise Wireless Solutions have assumed a forecasted compounded annual growth rate above 15% (15%) over the next five years followed by a gradual decline in growth rates. The assumptions reflect the expected high growth market conditions in which both CGUs are present. Market maturity and market growth at long term sustainable levels are not expected to be reached until after the
5-year
forecast period.
It is noted that it is more difficult to estimate market conditions the further into the future they are forecasted.
For VIU the forecasted cash flows to calculate recoverable amounts are based on five-year explicit business plans. For the CGUs in Global Communications Platform and Enterprise Wireless Solutions additional two years have been added to reflect the progression towards the steady state cash flow projections.
There are no reasonably possible changes that would lead to the carrying value not being recoverable for any CGU or group of CGUs, except for Global Communications Platform. The recoverable amount of Global Communications Platform exceeds the carrying amount by SEK 2.7 billion. The recoverable amount for the group of CGUs in Global Communications Platform would equal the carrying value if the long-term EBIT margin would be decreased by 2.5%. Likewise, an increase of 1.6% in the applied WACC would give the same outcome.
An
after-tax
discount rate has been applied for the discounting of projected after-tax
cash flows. This discounting is not materially different from a discounting based on before-tax
future cash flows and
before-tax
discount rates, as required by IFRS. The higher rate for Global Communications Platform is partly driven by increased uncertainty and partly by the higher risk-free rate implied by USD treasury bonds. Global Communications Platform and Enterprise Wireless Solutions forecast their cash flows in USD.
In note A1 ”Material accounting policies,” and note A2 ”Judgments and critical accounting estimates,” further disclosures are given regarding goodwill impairment testing. The assumptions for 2024 are disclosed in note C1 ”Intangible assets” in the Annual Report of 2024. Risk assessment on the business plans is carried out on a regular basis and an impairment review will be performed if conditions suggest that assets may be impaired.

Rates per cash generated unit (CGU)

	Post-tax discount rates (%)		Terminal growth rates (%)
Cash Generating Unit	2025	2024	2025	2024

Networks	10.5	9.5	2.0	2.0

Cloud Software and Services	10.5	10.0	1.5	1.5

Global Communications Platform	13.5	13.5	3.5	3.5

Enterprise Wireless Solutions	12.0	11.0	3.5	3.5